Financial Information About Segments	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Financial Information About Segments

13. Financial Information About Segments

Our operations are divided into two operating segments: Technology Development and Products and Licensing. The Technology Development segment provides applied research to customers in our areas of focus.

Our engineers and scientists collaborate with our network of government, academic and industry experts to identify technologies and ideas with promising market potential. We then compete to win fee-for-service contracts from government agencies and industrial customers who seek innovative solutions to practical problems that require new technology. The Technology Development segment derives its revenue primarily from services.

The Products and Licensing segment develops and sells products or licenses technologies based on commercially viable concepts developed by the Technology Development segment. The Products and Licensing segment derives its revenue from product sales, funded product development and technology licenses.

Our President and Chief Executive Officer and his direct reports collectively represent our chief operating decision makers, and they evaluate segment performance based primarily on revenue and operating income or loss.

Information about the results of operations for each segment is set forth in the table below. There were no significant inter-segment sales during the two years ended December 31, 2013. There was an insignificant amount of product sales made outside the United States during these two years.

	Year Ended December 31,
	2012	2013
Technology Development revenue	$15,126,834	$11,421,868
Products and Licensing revenue	8,338,967	6,911,707

Total revenue	23,465,801	18,333,575

Technology Development operating loss	(1,703,370)	(3,169,605)
Products and Licensing operating loss	(2,426,707)	(4,865,705)

Total operating loss from continuing operations	(4,130,077)	$(8,035,310)

Depreciation, Technology Development	$499,439	$286,894
Depreciation, Products and Licensing	266,327	266,862
Amortization, Technology Development	212,790	197,765
Amortization, Products and Licensing	113,471	183,956

Additional segment information is as follows:

	December 31,
	2012	2013
Total segment assets:
Technology Development	$13,342,725	$10,208,433
Products and Licensing	7,115,043	9,495,642

Total	$20,457,768	$19,704,075

Property plant and equipment and intangible assets, Technology Development	$1,868,235	$1,217,083
Property plant and equipment and intangible assets, Products and Licensing	$996,242	$1,132,101